GENERAL	6 Months Ended
Jun. 30, 2013
GENERAL [Abstract]
GENERAL
NOTE 1:-        GENERAL

a.
Compugen Ltd. (the "Company") and its subsidiary is a leading therapeutic product discovery company focused on therapeutic proteins and monoclonal antibodies to address important unmet needs in the fields of immunology and oncology. Unlike traditional high throughput trial and error experimental-based drug candidate discovery, the Company's discovery efforts are based on systematic and continuously improving in silico (by computer) product candidate prediction and selection followed by experimental validation, with selected product candidates being advanced in our Pipeline Program to the pre-IND stage. The Company's in silico predictive models utilize a broad and continuously growing infrastructure of proprietary scientific understandings and predictive platforms, algorithms, machine learning systems and other computational biology capabilities. The Company's business model primarily involves collaborations covering the further development and commercialization of in house-discovered product candidates and various forms of research and discovery agreements, in both cases providing us with potential milestone payments and royalties on product sales or other forms of revenue sharing.

The Company's headquarters are located in Israel, with research and development facilities in Israel and California through its wholly-owned U.S. subsidiary, Compugen USA, Inc. ("Compugen Inc.")

b.
Investment in Evogene:

The Company accounts for its investment in Evogene Ltd.("Evogene") in accordance with ASC 320, "Investments - Debt and Equity Securities".

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies its investment in Evogene as available-for-sale securities. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in "accumulated other comprehensive income (loss)" in shareholders' equity and statement of comprehensive income. Realized gains and losses are included in other income and are derived using the specific identification method for determining the cost of securities. As of June 30, 2013, the Company holds 787,585 of Evogene Ordinary shares representing 2.09% of Evogene outstanding Ordinary shares.

c.
On April 19, 2013, the Company received from the research and development funding arrangements investor the remaining funding amount of $5,000 under the second funding arrangement (the "mAb Funding Arangement"). For further information about the funding arrangements, refer to Note 8 to the Company's consolidated financial statements contained in the Company's Annual Report on Form 20-F for the year ended December 31, 2012.

According to the funding arrangements prior the April 2013 the investor was entitled to receive a portion of future income received by the Company related to commercialization and post-marketing fees for certain designated product candidates ("Participation Rights"). In addition, the investor had the right, to waive its Participation Rights in exchange for the Company's Ordinary Shares (the "Exchange Option").

In connection with final $5,000 investment under the mAb Funding Arrangement, the Company entered into the Amendment to Funding Arrangements (the "2013 Amendment"), pursuant to which the following terms would apply to all investments under the funding arrangement and its amendments:

1.	The mAb Funding Arrangement was terminated.

2.
Until June 30, 2015, the investor has the right to receive 10% of the cash consideration received by the Company or its affiliates from third parties, less certain pass-through amounts, with respect to certain designated product candidates (the "Amended Participation Rights").

3.
The Exchange Option term has been extended to June 30, 2015 and the exchange shares amount will be determined based on total aggregated funding amount of $ 13,000 in connection to the research and development funding agreements, less 50% of any Amended Participation Rights paid to investor by Compugen, divided by the average closing price of the Company's Ordinary shares during twenty (20) trading days prior the actual exchange date provided however that the exchange price shall not be lower than $3.00 per share, and shall not exceed $12.00 per share.

4.
The warrants granted to the investor under previous funding arrangements to purchase up to 500,000 of the Company's ordinary shares under the first research and development funding arrangement has been replaced with a new warrant to purchase up to 500,000 of the Company's ordinary shares, exercisable at $ 7.50 per share through June 30, 2015.

d.
Following a shelf registration filed in January 2011, the Company signed in August 2011 an agreement with a broker, to issue and sell Ordinary shares under an At-the-Market offering ("ATM") program with gross proceeds of up to $ 40,000. During the six months period ended June 30, 2013 the Company had raised approximately $ 7,268, net of issuance expenses, under this program from the issuance of 1,338,285 of its Ordinary shares.